Stock-Based Compensation Plans	12 Months Ended
Jan. 31, 2023
Stock-Based Compensation Plans
Stock-Based Compensation Plans

Note 17 - Stock-Based Compensation Plans

Total estimated stock-based compensation expense recognized in our consolidated statement of operations was as follows:

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Cost of revenues	940	732	319
Sales and marketing	2,468	3,060	896
Research and development	1,788	1,419	404
General and administrative	8,471	5,806	4,694
Effect on net income	13,667	11,017	6,313

Differences between how GAAP and applicable income tax laws treat the amount and timing of recognition of stock-based compensation expense may result in a deferred tax asset. We have recorded a valuation allowance against any such deferred tax asset except for $0.8 million ($0.7 million at January 31, 2022) recognized in the United States. The tax benefit realized in connection with stock options exercised during 2023,2022 and 2021 was nominal, $0.1 million and nominal, respectively.

Stock Options

As of January 31, 2023, we had 1,593,433 stock options granted and outstanding under our shareholder-approved stock option plan and 2,703,675 remained available for grant.

As of January 31, 2023, $7.7 million of total unrecognized compensation costs, net of forfeitures, related to non-vested stock option awards is expected to be recognized over a weighted average period of 2.6 years. The total fair value of stock options vested during 2023 was $4.2 million. The total number of options granted during the years ended January 31, 2023,2022 and 2021 was 356,014, 271,025 and 381,859, respectively.

The weighted average grant-date fair value of options granted during the years ended January 31, 2023, 2022 and 2021 was $18.47, $16.77 and $10.19 per option, respectively.

The weighted-average assumptions were as follows:

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021

Expected dividend yield (%)	—	—	—
Expected volatility (%)	29.2	27.8	26.4
Risk-free rate (%)	2.4	0.7	0.7
Expected option life (years)	5	5	5

A summary of option activity under all of our plans is presented as follows:

			Weighted-
	Number of	Weighted-	Average	Aggregate
	Stock	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life (years)	(in millions)
Balance at January 31, 2021	1,147,720	$33.77	4.9	$28.1
Granted	271,025	$65.03
Exercised	(90,166)	$29.38
Forfeited	(9,300)	$53.94
Balance at January 31, 2022	1,319,279	$42.35	4.4	$41.5
Granted	356,014	$61.09
Exercised	(63,890)	$27.34
Forfeited	(17,970)	$52.98
Balance at January 31, 2023	1,593,433	$45.54	4.1	$45.7

Vested or expected to vest at January 31, 2023	1,593,433	$45.54	4.1	$45.7

Exercisable at January 31, 2023	1,104,612	$40.35	3.5	$37.4

The total intrinsic value of options exercised during the years ended January 31, 2023, 2022 and 2021 was approximately $2.5 million, $3.7 million and $10.8 million, respectively.

Options outstanding and options exercisable as at January 31, 2023 by range of exercise price are as follows:

	Options Outstanding			Options Exercisable
			Weighted
	Weighted		Average	Weighted
	Average	Number of	Remaining	Average	Number of
	Exercise	Stock	Contractual	Exercise	Stock
Range of Exercise Prices	Price	Options	Life (years)	Price	Options
$18.95 – $22.86	$21.75	148,153	0.9	$21.75	148,153
$26.24 – $27.85	$27.85	166,350	2.2	$27.85	166,350
$38.53 – $54.25	$39.53	625,310	3.7	$39.12	525,872
$56.31 – $68.49	$61.19	653,620	5.7	$61.11	264,237
	$45.54	1,593,433	4.1	$40.35	1,104,612

A summary of the status of our unvested stock options under our shareholder-approved stock option plan as of January 31, 2023 is presented as follows:

		Weighted-
		Average
	Number of	Grant-Date
	Stock Options	Fair Value per
	Outstanding	Share
Balance at January 31, 2021	501,655	$9.52
Granted	271,025	$16.77
Vested	(300,527)	$11.42
Forfeited	(9,300)	$13.54
Balance at January 31, 2022	462,853	$13.16
Granted	356,014	$18.47
Vested	(313,186)	$13.72
Forfeited	(16,860)	$3.71
Balance at January 31, 2023	488,821	$16.11

Performance Share Units

A summary of PSU activity is as follows:

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	PSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2021	755,873	$25.17	4.7	$44.0
Granted	77,441	$88.11
Performance units issued	44,296	$36.63
Exercised	(100,072)	$9.66
Balance at January 31, 2022	777,538	$35.76	4.8	$57.4
Granted	97,991	$64.98
Performance units issued	39,704	$54.34
Exercised	—	—
Balance at January 31, 2023	915,233	$38.41	4.5	$67.9

Vested or expected to vest at January 31, 2023	915,233	$38.41	4.5	$67.9

Exercisable at January 31, 2023	654,467	$26.77	3.1	$48.6

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2023) that would have been received by PSU holders if all PSUs had been vested on January 31, 2023.

As of January 31, 2023, $6.6 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.0 years. The total fair value of PSUs vested during 2023 was $5.2 million.

Restricted Share Units

A summary of RSU activity is as follows:

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2021	432,195	$19.98	4.7	$25.2
Granted	50,099	$65.33
Exercised	(71,314)	$7.14
Balance at January 31, 2022	410,980	$29.17	5.0	$30.3
Granted	63,651	$61.53
Exercised	—	—
Balance at January 31, 2023	474,631	$32.44	4.7	$35.2

Vested or expected to vest at January 31, 2023	474,631	$32.44	4.7	$35.2

Exercisable at January 31, 2023	415,496	$28.26	4.1	$30.8

The aggregate intrinsic values represent the total pre-tax intrinsic value (the aggregate closing share price of our common shares on January 31, 2023) that would have been received by RSU holders if all RSUs had been vested on January 31, 2023.

As of January 31, 2023, $3.5 million of total unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted average period of 1.7 years. The total fair value of RSUs vested during 2023 was $3.3 million.

Deferred Share Unit Plan

As at January 31, 2023, the total number of DSUs held by participating directors was 283,338 (252,011 at January 31, 2022), representing an aggregate accrued liability of $20.6 million ($18.3 million at January 31, 2022). During 2023, 31,327 DSUs were granted and nil DSUs were redeemed and settled in cash. As at January 31, 2023, the unrecognized aggregate liability for the unvested DSUs was nil (nil at January 31, 2022). The fair value of the DSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to DSUs recognized in our consolidated statements of operations was approximately $3.2 million, $4.5 million and $4.6 million for the years ended January 31, 2023, 2022 and 2021, respectively.

Cash-Settled Restricted Share Unit Plan

A summary of activity under our CRSU plan is as follows:

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2021	38,628	1.5
Granted	12,776
Vested and settled in cash	(26,755)
Forfeited	(221)
Balance at January 31, 2022	24,428	1.4
Granted	7,948
Vested and settled in cash	(17,719)
Forfeited	(74)
Balance at January 31, 2023	14,583	1.4

Non-vested at January 31, 2023	14,583	1.4

We recognize the compensation cost of the CRSUs ratably over the service/vesting period relating to the grant and have recorded an aggregate accrued liability of $0.4 million at January 31, 2023 ($0.8 million at January 31, 2022). As at January 31, 2023, the unrecognized aggregate liability for the unvested CRSUs was $0.7 million ($1.0 million at January 31, 2022). The fair value of the CRSU liability is based on the closing price of our common shares at the balance sheet date. The total compensation cost related to CRSUs recognized in our consolidated statements of operations was approximately $0.8 million, $1.3 million and $1.1 million for the years ended January 31, 2023, 2022 and 2021, respectively.